UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04894

Franklin Managed Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: _9/30

Date of reporting period: 6/30/18

Item 1. Schedule of Investments.

FRANKLIN MANAGED TRUST

Statement of Investments, June 30, 2018 (unaudited)

Franklin Rising Dividends Fund

	Shares	Value
Common Stocks 99.2%
Aerospace & Defense 4.2%
General Dynamics Corp	2,209,190	$411,815,108
United Technologies Corp	3,110,536	388,910,316
		800,725,424
Building Products 1.5%
Johnson Controls International PLC	8,353,749	279,432,904
Commercial & Professional Services 2.4%
ABM Industries Inc	1,145,249	33,418,366
Cintas Corp	1,484,100	274,662,387
[a] Matthews International Corp., A	2,538,911	149,287,967
		457,368,720
Consumer Durables & Apparel 1.9%
NIKE Inc., B	4,610,400	367,356,672
Consumer Services 2.2%
McDonald’s Corp	1,968,454	308,437,057
Yum! Brands Inc	1,255,000	98,166,100
		406,603,157
Diversified Financials 0.2%
State Street Corp	469,000	43,659,210
Electrical Equipment 0.7%
[b] nVent Electric PLC (United Kingdom)	5,297,468	132,966,447
Energy 7.8%
[b] Apergy Corp	2,481,950	103,621,412
Chevron Corp	2,421,000	306,087,030
EOG Resources Inc	1,047,300	130,315,539
Exxon Mobil Corp	3,419,700	282,911,781
Occidental Petroleum Corp	3,742,600	313,180,768
Schlumberger Ltd	4,900,529	328,482,459
		1,464,598,989
Food & Staples Retailing 2.2%
Walgreens Boots Alliance Inc	3,113,047	186,829,516
Walmart Inc	2,732,764	234,061,236
		420,890,752
Food, Beverage & Tobacco 4.6%
Bunge Ltd	4,111,980	286,646,126
McCormick & Co. Inc	2,324,500	269,851,205
PepsiCo Inc	2,813,877	306,346,789
		862,844,120
Health Care Equipment & Services 14.4%
Abbott Laboratories	4,121,500	251,370,285
Becton, Dickinson and Co	2,906,056	696,174,775
CVS Health Corp	2,357,300	151,692,255
DENTSPLY SIRONA Inc	1,755,000	76,816,350
Medtronic PLC	6,067,400	519,430,114
Stryker Corp	4,194,118	708,218,766
West Pharmaceutical Services Inc	3,141,600	311,929,464
		2,715,632,009

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN MANAGED TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Rising Dividends Fund (continued)
	Shares	Value
Common Stocks (continued)
Household & Personal Products 2.7%
Colgate-Palmolive Co	3,874,610	$251,113,474
The Procter & Gamble Co	3,281,688	256,168,566
		507,282,040
Industrial Conglomerates 8.8%
Carlisle Cos. Inc	322,529	34,933,116
General Electric Co	83,500	1,136,435
Honeywell International Inc	4,316,000	621,719,800
Roper Technologies Inc	3,625,002	1,000,174,302
		1,657,963,653
Insurance 2.0%
Aflac Inc	3,129,420	134,627,648
Arthur J. Gallagher & Co	868,200	56,676,096
Erie Indemnity Co., A	1,562,222	183,186,152
		374,489,896
Machinery 3.8%
Donaldson Co. Inc	2,883,204	130,090,165
Dover Corp	4,963,900	363,357,480
Pentair PLC (United Kingdom)	5,292,268	222,698,637
Stanley Black & Decker Inc	22,000	2,921,820
		719,068,102
Materials 11.4%
Air Products and Chemicals Inc	3,236,458	504,013,604
[a] Albemarle Corp	7,067,300	666,658,409
Ecolab Inc	1,607,672	225,604,612
Nucor Corp	1,825,400	114,087,500
Praxair Inc	4,005,435	633,459,545
		2,143,823,670
Media 1.0%
Comcast Corp., A	2,899,900	95,145,719
John Wiley & Sons Inc., A	1,428,748	89,153,875
		184,299,594
Pharmaceuticals, Biotechnology & Life Sciences 4.5%
AbbVie Inc	1,954,000	181,038,100
Johnson & Johnson	3,290,500	399,269,270
Perrigo Co. PLC	1,711,600	124,792,756
Pfizer Inc	3,178,800	115,326,864
Roche Holding AG, ADR (Switzerland)	917,300	25,344,999
		845,771,989
Retailing 4.9%
The Gap Inc	4,700,900	152,262,151
The Home Depot Inc	21,500	4,194,650
Ross Stores Inc	4,711,650	399,312,337
Target Corp	2,059,291	156,753,231
Tiffany & Co	1,677,691	220,784,136
		933,306,505

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FRANKLIN MANAGED TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Rising Dividends Fund (continued)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment 6.2%
Analog Devices Inc	5,126,519	$491,735,703
Texas Instruments Inc	5,589,400	616,231,350
Versum Materials Inc	1,784,229	66,284,107
		1,174,251,160
Software & Services 9.7%
Accenture PLC, A	4,034,700	660,036,573
Microsoft Corp	10,482,500	1,033,679,325
Visa Inc., A	1,015,200	134,463,240
		1,828,179,138
Technology Hardware & Equipment 0.0%†
Cisco Systems Inc	70,000	3,012,100
Corning Inc	195,000	5,364,450
		8,376,550
Trading Companies & Distributors 0.9%
W.W. Grainger Inc	574,300	177,114,120
Transportation 1.2%
United Parcel Service Inc., B	2,036,700	216,358,641
Total Common Stocks (Cost $10,621,442,158)		18,722,363,462

Short Term Investments (Cost $174,914,668) 0.9%

Money Market Funds 0.9%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 1.51%	174,914,668	174,914,668
Total Investments (Cost $10,796,356,826) 100.1%		18,897,278,130
Other Assets, less Liabilities (0.1)%		(11,834,932)
Net Assets 100.0%		$18,885,443,198

See Abbreviations on page 6.

†Rounds to less than 0.1% of net assets.
[a]See Note 3 regarding holdings of 5% voting securities.
[b]Non-income producing.
[c]See Note 4 regarding investments in affiliated management investment companies.
[d]The rate shown is the annualized seven-day effective yield at period end.

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FRANKLIN MANAGED TRUST

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Managed Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Rising Dividends Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded

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FRANKLIN MANAGED TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended June 30, 2018, investments in “affiliated companies” were as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares Held	Value			Unrealized
	at Beginning	Gross	Gross	at End	at End	Dividend	Realized	Appreciation
Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Non-Controlled Affiliates
Albemarle Corp	6,998,000	179,700	(110,400)	7,067,300	$666,658,409	$6,928,839	$8,372,984	$(298,326,047)
John Wiley & Sons Inc., A	4,130,332	—	(2,701,584)	1,428,748	—[a]	2,914,332	39,359,009	—[a]
Matthews International Corp., A	2,538,911	—	—	2,538,911	149,287,967	1,447,179	—	(8,759,243)
Total Affiliated Securities (Value is 4.3% of Net Assets)					$815,946,376	$11,290,350	$47,731,993	$(307,085,290)

[a]As of June 30, 2018, no longer an affiliate.

4. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended June 30, 2018, the Fund held investments in affiliated management investment companies as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value		Realized	Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Gain	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 1.51%.	216,650,965	660,497,080	(702,233,377)	174,914,668	$174,914,668	$1,473,154	$ —	$ —

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

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FRANKLIN MANAGED TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

5. FAIR VALUE MEASUREMENTS (continued)

           • Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2018, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

6. SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR American Depositary Receipt

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MANAGED TRUST

By /S/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

      Finance and Administration

Date  August 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

      Finance and Administration

Date  August 24, 2018

By  /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

      Chief Accounting Officer

Date: August 24, 2018